Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Capital commitments [abstract]
Schedule of commitments

Figures in million - SA rand	2023	2022	2021
Capital expenditure
Authorised	26,439	43,616	19,983
Kloof	1,104	1,731	1,593
Driefontein	664	990	877
Beatrix	144	262	317
SGL corporate	359	521	1,086
Cooke	—	3	3
Burnstone	199	2,741	4,353
Kroondal	581	332	395
Platinum Mile	30	25	17
Rustenburg operation	2,280	2,697	3,348
Marikana	3,138	27,955	6,841
Sandouville nickel refinery	164	290	—
Keliber	13,470	4,324	—
Other[1]	4,306	1,745	1,153
Contracted for	8,162	4,113	3,826
Other guarantees[2]	3,647	3,314	2,653
1Includes authorised capital expenditure relating to DRDGOLD of R3,700 million (2022: R1,458 million, 2021: R549 million)
2Included in the amount are guarantees related to the Marikana operations of R2.2 billion (2022: R2.2 billion, 2021: R2.1 billion). The Group has an insurance policy over these guarantees which includes a pledge of non-financial and financial assets of Sibanye UK, LSA UK Limited, WPL, EPL, Messina Limited and Messina Platinum Mines
Limited (collectively the insured entities) in the event that the insured entities enter liquidation. At 31 December 2023, the insured entities' total assets amounted to
R38,384 million which includes property, plant and equipment of R8,846 million, trade receivables of R3,588 million, inventory of R10,735 million and cash and cash equivalents of R2,802 million. Management does not expect the policy to be triggered due to the financial position and liquidity of the Group